Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2018	2019	2020
Current tax
- PRC	$173	$236	$265
Deferred tax	(166)	(92)	108
	$7	$144	$373

Schedule of Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2018	2019	2020
Provision for income taxes at statutory tax rate in the PRC	$1,549	$1,105	$(236)
Tax rate differential on entities not subject to PRC income tax	(797)	(284)	1,281
Effect of income for which no income tax is chargeable	(757)	(791)	(850)
Effect of expense for which no income tax is deductible	207	142	139
Net change in valuation allowances	(195)	(22)	39
Over provision of income tax in previous years	-	(6)	-
Effective tax	$7	$144	$373

Schedule of Deferred Income Tax Assets and Liabilties

The net deferred income tax consists of the following:

	March 31,
	2019	2020
Deferred income tax assets	$-	$-
Deferred income tax liabilities	(659)	(751)
Net deferred income tax liabilities	$(659)	$(751)

Components of Deferred Income Tax

The components of net deferred income tax are as follows:

	March 31,
	2019	2020
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$-	$-
Provision of employee benefits	582	803
Depreciation and amortization	85	(248)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,277)	(1,016)
Others	110	(93)
Less: Valuation allowances	(159)	(197)
Net deferred income tax liabilities	$(659)	$(751)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Year ended March 31,
	2018	2019	2020

Balance at the beginning of the year	$316	$424	$482
Increase related to current year tax positions	108	58	253
Balance at end of the year	$424	$482	$735